Dynamic Alternatives Fund
Schedule of Investments
December 31, 2022
(Unaudited)
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					Initial		Available
		% of			Acquisition	Redemption	Redemption
Portfolio Funds*	Shares	Net Assets	Cost(1)	Fair Value	Date	Frequency(2)	Date

Hedged Funds

Centiva Offshore Fund, Ltd., Class A, Series 1122	26,628	6.1%	$2,662,774	$2,696,842	11/1/2022	Quarterly	3/31/2023(3)
Centiva Offshore Fund, Ltd., Class A, Series 1222	24,000	5.4%	2,400,000	2,417,713	12/1/2022	Quarterly	3/31/2023(3)
	50,628	11.5%	5,062,774	5,114,555

Pinehurst Institutional Ltd., Class B1, Series 145	1,465	6.0%	2,662,774	2,685,052	11/1/2022	Quarterly	3/31/2023(3)
Pinehurst Institutional Ltd., Class B1, Series 146	633	2.6%	1,150,000	1,159,550	12/1/2022	Quarterly	3/31/2023(3)
	2,098	8.6%	3,812,774	3,844,602

Corbin Hedged Equity Fund, LP		15.6%	6,706,299	6,946,904	11/1/2022	Monthly	1/31/2023(4)

Total Hedged Funds		35.7%	15,581,847	15,906,061

Private Equity

AMG Pantheon Fund, LLC, Class 2	299,350	13.8%	6,118,011	6,145,666	11/1/2022	Quarterly	3/31/2023

Total Investments - Portfolio Funds		49.5%	21,699,858	22,051,727

Interval Funds

Private Credit

Cliffwater Corporate Lending Fund	697,391	16.3%	7,369,571	7,273,784	11/1/2022	Quarterly	2/21/2023

Open-End Mutual Funds

Structured Credit

Axonic Strategic Income Fund, Institutional Class	431,072	8.4%	3,812,774	3,754,640

FPA New Income, Inc.	343,915	7.3%	3,250,000	3,253,439

Total Investments - Open-End Mutual Funds		15.7%	7,062,774	7,008,079

Money Market Funds

Goldman Sachs Financial Square Government Fund, Institutional Class, 4.32% (5)	12,608,103	28.3%	12,608,103	12,608,103

U.S. Treasury Obligations	Principal Amount

United States Treasury Bill, 3.78%, 1/24/2023 (6)	$ 11,033,000	24.7%	11,008,721	11,007,734

Total Investments		134.5%	$ 59,749,027	$ 59,949,427

Liabilities in Excess of Other Assets		(34.5)%		(15,424,060)

Net Assets		100.0%		$ 44,525,367

* Non-income producing security.
(1) There were no unfunded capital commitments as of December 31, 2022.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 10 to 100 days.
(3) Subject to 25% investor level quarterly gate.
(4) Subject to 10% investor level monthly gate.
(5) Rate disclosed is the seven day effective yield as of December 31, 2022.
(6) The rate shown represents effective yield at time of purchase.